Cash and cash equivalent (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalent [Abstract]
Components of Cash and Cash Equivalents
Cash and cash equivalents are as follows:

(In millions of €)	December 31, 2021	December 31, 2020
Cash at bank and in hand	1,510.3	1,867.3
Cash equivalents	2,128.3	1,322.4
TOTAL CASH AND CASH EQUIVALENTS	3,638.6	3,189.7
U.S. dollar (USD)	1,654.2	1,231.5
Euro (EUR)	1,441.0	1,305.4
Chinese yuan renminbi (CNY)	213.1	299.9
Malaysian ringgit (MYR)	46.7	93.2
Azerbaijani manat (AZN)	37.1	32.6
Japanese yen (JPY)	31.0	28.8
Russian ruble (RUB)	28.8	30.7
Pound sterling (GBP)	27.0	43.0
Vietnamese dong (VND)	23.9	20.3
Mexican peso (MXN)	19.1	3.8
Indian rupee (INR)	16.4	7.2
Norwegian krone (NOK)	15.5	15.0
Singapore dollar (SGD)	14.5	3.8
Trinidad and Tobago dollar (TTD)	12.4	14.3
Australian dollar (AUD)	10.9	21.7
Kuwaiti dinar (KWD)	10.3	8.2
Other (less than €10 million individually)	36.7	30.3
TOTAL CASH AND CASH EQUIVALENTS BY CURRENCY	3,638.6	3,189.7